Non-controlling interest (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Feb. 29, 2020 item
Disclosure of subsidiaries [line items]
Balance at January 1	$ 14,216
Non-controlling interest arising on business combinations	164,008		$ 14,927
Loss for the period	(289)	[1]	(688)
Other comprehensive loss	(4,288)		(23)
Balance at December 31	173,647	[2]	$ 14,216
FiberCo Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Balance at December 31	$ 155,892
Proportion of ownership interest in subsidiary	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Mobile Telecommunications Company K.S.C.P (Zain) | IHS GCC KW
Disclosure of subsidiaries [line items]
Percentage of business acquired				30.00%
IHS GCC KW | Mobile Telecommunications Company K.S.C.P (Zain)
Disclosure of subsidiaries [line items]
Number Of Towers To Be Purchased | item				1,620

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).
[2]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).